Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2022
Tangible Assets
Intangible assets - Goodwill

13.	Intangible assets - Goodwill

The goodwill constitutes the surplus between the acquisition cost and the Bank's participation in the net fair value of the acquiree's assets, liabilities and contingent liabilities. When the excess is negative (discount), it is recognized immediately in income. In accordance with IAS 36, goodwill is tested annually for impairment purposes or whenever there are indications of impairment of the cash-generating unit to which it was allocated. Goodwill is accounted for at cost less accumulated impairment losses. Impairment losses recognized on goodwill are not reversed. Gains and losses on disposal of an entity include the carrying amount of goodwill relating to the entity sold.

The goodwill recorded is subject to the impairment test (note 2.n.i) and was allocated according to the operating segment (note 44).

Based on the assumptions described above, no impairment of goodwill was identified on December 31, 2022, 2021 and 2020.

Thousand of reais	2022	2021	2020

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,217,565	27,215,749
Toro Corretora de Títulos e Valores Mobiliários S.A.	160,771	305,937	-
Liderança Serviços Especializados em Cobranças Ltda.	236,626	237,663	-
Olé Consignado (Atual Denominação Social do Banco Bonsucesso Consignado)	62,800	62,800	62,800
Solution 4Fleet Consultoria Empresarial S.A.	32,590	32,613	-
Return Capital Serviços de Recuperação de Créditos S.A. (atual denominação social da Ipanema Empreendimentos e Participações S.A.)	24,346	24,346	24,346
Santander Brasil Tecnologia S.A.	16,381	16,381	16,381
Paytec Tecnologia em Pagamentos Ltda.	-	11,336	-
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271	5,271	-
Banco PSA Finance Brasil S.A.	1,557	1,557	1,557
Apê11 Tecnologia e Negocios Imobiliarios S.A.	9,777	-	-
Monetus Investimentos S.A.	39,919	-	-
Mobills Labs Soluções em Tecnologia LTDA	39,589	-	-
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135	-	-
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	-	-	1,039,304
Total	27,889,327	27,915,469	28,360,137

	Commercial Banking
	2022	2021	2020
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual (1)	5.1%	4.8%	4.3%
Discount rate (2)	12.9%	12.3%	12.4%
(1)	Cash flow projections are based on the Management's internal budget and growth plans, considering historical data, expectations and market conditions such as industry growth, interest rates and inflation indices.
(2)	The discount rate is calculated based on the capital asset pricing model (CAPM). The pre-tax discount rate is 19.09% (2021 – 18.77% and 2020 – 19.56%).

Thousand of reais	2022	2021	2020

Balance at beginning of the year	27,915,469	28,360,137	28,375,004
Additions (loss):
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	-	(1,039,304)	-
Toro Corretora de Títulos e Valores Mobiliários S.A.	(145,167)	305,937	-
Liderança Serviços Especializados em Cobranças Ltda.	(1,036)	237,663	-
Solution 4Fleet Consultoria Empresarial S.A.	(23)	32,613	-
Paytec Tecnologia em Pagamentos Ltda.	(11,336)	11,336	-
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	-	5,271	-
Apê11 Tecnologia e Negócios Imobiliários S.A.	9,777	-
Monetus Investimentos S.A.	39,919	-
Mobills Labs Soluções em Tecnologia Ltda.	39,589	-
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135	-
Others	-	1,816	(14,867)
Balance at end of the year	27,889,327	27,915,469	28,360,137

A quantitative goodwill impairment test is performed annually. At the end of each exercise, an analysis is carried out on the existence of appearances of disability. For the years 2022, 2021 and 2020 there was no evidence of impairment.

In the goodwill impairment test, carried out considering the December 2022 scenario, and whose discount rates and perpetuity growth are the most sensitive assumptions for calculating the present value (value in use) of discounted future cash flows, it was found that these continue to indicate the absence of impairment.